Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Current portion of lease liabilities	$ 152,449	$ 127,397
Long-term portion of lease liabilities	421,213	332,761
Lease liabilities	$ 573,662	$ 460,158	$ 413,039